INCOME TAXES AND DEFERRED TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Deferred Tax Liabilities, Net	$ 1,663,983	$ 1,782,834
Offsetting presentation	(178,618)	(151,769)
Net Effect	1,485,365	1,631,065	$ 1,619,012
Financial instruments [Member]
Income Tax [Line Items]
Deferred Tax Liabilities, Net	12,684	7,186
Biological assets [member]
Income Tax [Line Items]
Deferred Tax Liabilities, Net	676,876	719,577
Prepaid Expenses [Member]
Income Tax [Line Items]
Deferred Tax Liabilities, Net	41,600	42,881
Intangible revaluation difference [Member]
Income Tax [Line Items]
Deferred Tax Liabilities, Net	22,014	27,222
Other temporary differences [member]
Income Tax [Line Items]
Deferred Tax Liabilities, Net	17,731	20,004
Inventories [Member]
Income Tax [Line Items]
Deferred Tax Liabilities, Net	32,580	31,072
Property, Plant and Equipment [Member]
Income Tax [Line Items]
Deferred Tax Liabilities, Net	$ 860,498	$ 934,892